Fair Value Measurements (Summary of Changes in Unobservable Inputs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2013	$ 378
Fair value of warrants issued on Merger and subsequent PPO	10,614
Change in fair value of warrants issued on Merger and subsequent PPO	16,485
Transfer to equity upon removal of anti-dilution feature	(27,099)
Warrant liability transferred to equity upon exercise	(282)
Obligation to issue a warrant transferred to equity	(96)
Balance at December 31, 2014
Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2013	5,062
Additional debt incurred prior to Merger	20
Transfer to equity upon settlement at Merger	(5,082)
Balance at December 31, 2014